EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [line items]
Revenue	$ 7,147	$ 9,111	$ 9,483
Expenses	8,004	10,458	10,957
Share of net earnings (losses) from equity accounted investments	882	331	(121)
Net loss	(305)	(1,997)	(1,849)
Other compre- hensive (loss) income	683	(502)	762
Investments accounted for using equity method
Investments [line items]
Revenue	5,535	5,362	5,831
Expenses	4,753	4,625	4,636
Fair value gains (losses)	990	688	(1,634)
Share of net earnings (losses) from equity accounted investments	662	54	46
Net loss	2,434	1,479	(393)
Other compre- hensive (loss) income	5	(60)	(128)
Partnership’s share of net (loss) income	882	331	(121)
Distributions received	268	291	212
Associates
Investments [line items]
Revenue	274	19	69
Expenses	191	28	94
Fair value gains (losses)	197	2	(104)
Share of net earnings (losses) from equity accounted investments	160	(2)	19
Net loss	440	(9)	(110)
Other compre- hensive (loss) income	(49)	(78)	(50)
Partnership’s share of net (loss) income	130	(8)	(50)
Distributions received	38	7	17
Associates | Office
Investments [line items]
Revenue	50
Expenses	37
Fair value gains (losses)	(39)
Share of net earnings (losses) from equity accounted investments	0
Net loss	(26)
Other compre- hensive (loss) income	85
Partnership’s share of net (loss) income	(8)
Distributions received	0
Associates | LP Investments
Investments [line items]
Revenue	224	19	69
Expenses	154	28	94
Fair value gains (losses)	236	2	(104)
Share of net earnings (losses) from equity accounted investments	160	(2)	19
Net loss	466	(9)	(110)
Other compre- hensive (loss) income	(134)	(78)	(50)
Partnership’s share of net (loss) income	138	(8)	(50)
Distributions received	38	7	17
Total for all joint ventures
Investments [line items]
Revenue	5,261	5,343	5,762
Expenses	4,562	4,597	4,542
Fair value gains (losses)	793	686	(1,530)
Share of net earnings (losses) from equity accounted investments	502	56	27
Net loss	1,994	1,488	(283)
Other compre- hensive (loss) income	54	18	(78)
Partnership’s share of net (loss) income	752	339	(71)
Distributions received	230	284	195
Total for all joint ventures | Office
Investments [line items]
Revenue	2,171	2,262	2,261
Expenses	1,895	1,915	1,564
Fair value gains (losses)	(36)	(272)	(1,924)
Share of net earnings (losses) from equity accounted investments	433	6	50
Net loss	673	81	(1,177)
Other compre- hensive (loss) income	(10)	(46)	(61)
Partnership’s share of net (loss) income	191	(129)	(434)
Distributions received	174	228	112
Total for all joint ventures | Retail
Investments [line items]
Revenue	2,014	2,018	2,002
Expenses	1,508	1,512	1,446
Fair value gains (losses)	811	951	166
Share of net earnings (losses) from equity accounted investments	55	51	55
Net loss	1,372	1,508	777
Other compre- hensive (loss) income	3	(18)	(29)
Partnership’s share of net (loss) income	567	497	269
Distributions received	16	25	16
Total for all joint ventures | LP Investments
Investments [line items]
Revenue	1,076	1,063	1,499
Expenses	1,159	1,170	1,532
Fair value gains (losses)	18	7	228
Share of net earnings (losses) from equity accounted investments	14	(1)	(78)
Net loss	(51)	(101)	117
Other compre- hensive (loss) income	61	82	12
Partnership’s share of net (loss) income	(6)	(29)	94
Distributions received	$ 40	$ 31	$ 67